Intangible Content Assets - Schedule of Intangible Content Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Content assets	$ 706,572	$ 998,543
Impairment of intangible assets	(423,335)
Film and Content Rights
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets	(366,703)
Content Advances
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets	(38,832)
Cost
Disclosure of detailed information about intangible assets [line items]
Content assets	2,066,735	1,853,534
Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Content assets	(954,628)	(854,991)
Film and Content Rights
Disclosure of detailed information about intangible assets [line items]
Content assets	354,075	638,108
Film and Content Rights | Cost
Disclosure of detailed information about intangible assets [line items]
Content assets	1,675,406	1,493,099
Film and Content Rights | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Content assets	(954,628)	(854,991)
Content Advances
Disclosure of detailed information about intangible assets [line items]
Content assets	339,436	349,568
Content Advances | Cost
Disclosure of detailed information about intangible assets [line items]
Content assets	378,268	349,568
Content Advances | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Content assets
Film Productions
Disclosure of detailed information about intangible assets [line items]
Content assets	13,061	10,867
Film Productions | Cost
Disclosure of detailed information about intangible assets [line items]
Content assets	13,061	10,867
Film Productions | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Content assets